BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Effects on the Company's Equity (Details) - Effects on the Company's Equity - BRL (R$) R$ in Thousands	Nov. 01, 2021	Aug. 02, 2021
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of joint ventures
Remeasurement of shareholding variation		R$ 30,900
Proportional write-off of goodwill on disposals of the Company's investments		(12,871)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments		4,377
Total effect on the Company's equity, after closing		31,367
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil") | TC&CT
Disclosure of joint ventures
Fair value of the consideration for the disposal of the Company's investment		19,260
Cost of write-off for the sale of equity interest		(5,683)
Current income tax and social contribution on capital gain from the sale of equity interest		R$ (4,616)
Shares issued		64,949
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
Disclosure of joint ventures
Remeasurement of shareholding variation	R$ 41,352
Proportional write-off of goodwill on disposals of the Company's investments	(10,184)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments	3,463
Total effect on the Company's equity, after closing	R$ 34,644
Shares issued	100
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil") | TI&BDT
Disclosure of joint ventures
Fair value of the consideration for the disposal of the Company's investment	R$ 19
Current income tax and social contribution on capital gain from the sale of equity interest	R$ (6)